Impairment of Assets and Assets Held for Sale (Details) ₨ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Feb. 28, 2022	Aug. 31, 2021	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Operating capacity					₨ 123	$ 1.7
Impairment loss			₨ (80)	$ (1.1)	₨ 3,255
Percentage of ownership transferred	100.00%
Percentage of senior notes and repayment of loan		5.50%
Equivalent percentage					85.00%			85.00%
Sale Transaction Of Subsidiaries Ninety Four Point Four M Ws Operating Capacity [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Ownership percentage					100.00%			100.00%
Rooftop Subsidiaries [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Ownership percentage					100.00%			100.00%
Rooftop Sale Agreement In Respect Of Forty Three Point Two M Ws Operating Capacity Of Restricted Groups [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Percentage of remaining equity					51.40%	51.40%
Delhi Jal Board16 M W Project [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Percentage of remaining equity					51.00%	51.00%
Rooftop Subsidiaries [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Impairment loss					₨ 3,255
Rooftop Subsidiaries [Member] | Sale Transaction Of Subsidiaries Ninety Four Point Four M Ws Operating Capacity [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Impairment loss					80	$ 1.1
Delhi Jal Board16 M W Project [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Ownership percentage	49.00%
Rooftop Sale Agreement [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Contingent Consideration Classified as Equity, Fair Value Disclosure					₨ 463			$ 6.1
Impairment of Assets and Assets Held for Sale [Member] | Delhi Jal Board16 M W Project [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Ownership percentage	48.60%
Radiance [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Percentage of equity return					10.50%	10.50%
Radiance [Member] | Rooftop Sale Agreement In Respect Of Forty Three Point Two M Ws Operating Capacity Of Restricted Groups [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Percentage of ownership transferred					48.60%	48.60%
Radiance [Member] | Delhi Jal Board16 M W Project [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Percentage of ownership transferred					49.00%	49.00%
Radiance [Member] | Rooftop Sale Agreement [Member] | Rooftop Subsidiaries [Member] | Operating Capacity Of153 M W [Member]
Impairment of Assets and Assets Held for Sale (Details) [Line Items]
Operating capacity					₨ 5,350